Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Bank Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	$ 27,741,554	$ 30,702,899
Fair value, assets	261,192	843,628
Fair value, Liabilities	912,716	898,394
Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,070,402	1,879,785
Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,821,652	2,374,404
Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	8,230,280	9,492,461
Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	8,075,403	11,718,879
Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,739,746	2,249,869
More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,804,071	2,987,501
Fair value hedge derivatives
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	13,059,304	13,042,433
Fair value, assets	203,212	502,986
Fair value, Liabilities	524,629	322,052
Fair value hedge derivatives | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	208,960	841,009
Fair value hedge derivatives | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	836,741	224,877
Fair value hedge derivatives | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,607,758	4,140,185
Fair value hedge derivatives | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,260,527	4,281,113
Fair value hedge derivatives | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,895,185	1,720,983
Fair value hedge derivatives | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,250,133	1,834,266
Fair value hedge derivatives | Interest rate swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,183,225	4,140,990
Fair value, assets	580	40,062
Fair value, Liabilities	103,009	78,329
Fair value hedge derivatives | Interest rate swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Interest rate swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Interest rate swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Interest rate swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	175,000	2,047,050
Fair value hedge derivatives | Interest rate swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,075,449	1,153,300
Fair value hedge derivatives | Interest rate swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	752,638	543,000
Fair value hedge derivatives | Interest rate swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	180,138	397,640
Fair value hedge derivatives | Cross currency swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	9,876,079	8,901,443
Fair value, assets	202,632	462,924
Fair value, Liabilities	421,620	243,723
Fair value hedge derivatives | Cross currency swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Fair value hedge derivatives | Cross currency swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	208,960	841,009
Fair value hedge derivatives | Cross currency swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	836,741	224,877
Fair value hedge derivatives | Cross currency swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,432,758	2,093,135
Fair value hedge derivatives | Cross currency swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,185,078	3,127,813
Fair value hedge derivatives | Cross currency swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,142,547	1,177,983
Fair value hedge derivatives | Cross currency swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,069,995	1,436,626
Cash flow hedge derivatives
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	14,682,250	17,660,466
Fair value, assets	57,980	340,642
Fair value, Liabilities	388,087	576,342
Cash flow hedge derivatives | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	861,442	1,038,776
Cash flow hedge derivatives | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,984,911	2,149,527
Cash flow hedge derivatives | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	4,622,522	5,352,276
Cash flow hedge derivatives | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,814,876	7,437,766
Cash flow hedge derivatives | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,844,561	528,886
Cash flow hedge derivatives | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	553,938	1,153,235
Cash flow hedge derivatives | Cross currency swaps
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	13,021,705	15,490,216
Fair value, assets	52,137	275,446
Fair value, Liabilities	367,381	576,342
Cash flow hedge derivatives | Cross currency swaps | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Cross currency swaps | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	589,136	889,661
Cash flow hedge derivatives | Cross currency swaps | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,673,048	1,989,477
Cash flow hedge derivatives | Cross currency swaps | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,546,146	3,491,191
Cash flow hedge derivatives | Cross currency swaps | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	3,814,876	7,437,766
Cash flow hedge derivatives | Cross currency swaps | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	2,844,561	528,886
Cash flow hedge derivatives | Cross currency swaps | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	553,938	1,153,235
Cash flow hedge derivatives | Currency forwards
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,660,545	2,170,250
Fair value, assets	5,843	65,196
Fair value, Liabilities	20,706	0
Cash flow hedge derivatives | Currency forwards | Demand
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Currency forwards | Up to 1 month
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	272,306	149,115
Cash flow hedge derivatives | Currency forwards | Between 1 and 3 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	311,863	160,050
Cash flow hedge derivatives | Currency forwards | Between 3 and 12 months
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	1,076,376	1,861,085
Cash flow hedge derivatives | Currency forwards | Between 1 and 3 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Currency forwards | Between 3 and 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	0	0
Cash flow hedge derivatives | Currency forwards | More than 5 years
Schedule of Bank Holds Portfolio of Derivative Instruments [Line Items]
Notional amount	$ 0	$ 0